Income Tax (Details 1) - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Federal
Current	$ 0
Deferred	(42,564)
State
Current	0
Deferred	0
Change in valuation allowance	42,564
Income tax provision	$ 0	$ 782,000	$ (474,000)	$ 252,000